SCHEDULE OF GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General And Administrative
Payroll and related expenses	$ 1,288	$ 1,458	$ 1,756
Share-based payments to service providers	64	134	215
Professional services	673	898	1,340
Directors’ fees and insurance	207	326	405
Travel expenses	28	15	8
Rent and office maintenance	283	196	175
Other	134	92	90
Total general and administrative	$ 2,677	$ 3,119	$ 3,989